Prepayments and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and Other Receivables.
Prepayments and Other Receivables

	December 31,	December 31,
	2019	2018
	(€ in thousands)
Prepayments	1,526	645
Other receivables	340	899
	1,866	1,544